SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (Casualty segment, Environmental liability exposures, Maximum, USD $) In Millions, unless otherwise specified	36 Months Ended
Dec. 31, 2011
Casualty segment | Environmental liability exposures | Maximum
Environmental Exposures
Premiums written	$ 4.0